COMMON SHARES - Reconciliation and Weighted Average Common Shares Outstanding (Details) - CAD ($) shares in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Number of Shares
Outstanding at the beginning of the period (in shares)	1,018,000
Acquisition of TC PipeLines, LP, net of transaction costs (Note 24) (in shares)			37,955
Exercise of options (in shares)	62
Outstanding at the end of the period (in shares)	1,037,000	1,018,000
Amount
Outstanding at the beginning of the period	$ 28,995,000
Acquisition of TC PipeLines, LP, net of transaction costs (Note 24)			$ 2,063,000
Outstanding at the end of the period	$ 30,002,000	$ 28,995,000
Common shares
Number of Shares
Outstanding at the beginning of the period (in shares)	1,017,962	980,816	940,064
Exercise of options (in shares)	62	2,830	2,797
Issued under public offering (in shares)		28,400
Dividend reinvestment and share purchase plan (in shares)	19,464	5,916
Outstanding at the end of the period (in shares)	1,037,488	1,017,962	980,816
Amount
Outstanding at the beginning of the period	$ 28,995,000	$ 26,716,000	$ 24,488,000
Acquisition of TC PipeLines, LP, net of transaction costs (Note 24)			2,063,000
Exercise of options	4,000	183,000	165,000
Issued under public offering		1,754,000
Dividend reinvestment and share purchase plan	1,003,000	342,000
Outstanding at the end of the period	$ 30,002,000	$ 28,995,000	$ 26,716,000